CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common stock [Member] Common Stock	Class B Common Stock [Member] Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at May. 28, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at May. 28, 2020	0	0
Net income/loss				(17,900,526)	(17,900,526)
Accretion to common stock subject to redemption amount			$ (2,352,137)	(28,480,234)	(30,832,371)
Balance at the ending at Dec. 31, 2020		$ 836		(46,380,733)	(46,379,897)
Balance at the ending (in shares) at Dec. 31, 2020		8,355,393
Net income/loss				7,282,560	7,282,560
Balance at the ending at Mar. 31, 2021		$ 836		(39,098,173)	(39,097,337)
Balance at the ending (in shares) at Mar. 31, 2021		8,355,393
Balance at the beginning at Dec. 31, 2020		$ 836		(46,380,733)	(46,379,897)
Balance at the beginning (in shares) at Dec. 31, 2020		8,355,393
Net income/loss					17,044,620
Balance at the ending at Sep. 30, 2021		$ 836		(29,336,113)	(29,335,277)
Balance at the ending (in shares) at Sep. 30, 2021		8,355,393
Balance at the beginning at Dec. 31, 2020		$ 836		(46,380,733)	(46,379,897)
Balance at the beginning (in shares) at Dec. 31, 2020		8,355,393
Net income/loss				17,789,488	17,789,488
Balance at the ending at Dec. 31, 2021		$ 836		(28,591,245)	(28,590,409)
Balance at the ending (in shares) at Dec. 31, 2021		8,355,393
Balance at the beginning at Mar. 31, 2021		$ 836		(39,098,173)	(39,097,337)
Balance at the beginning (in shares) at Mar. 31, 2021		8,355,393
Net income/loss				(10,205,519)	(10,205,519)
Balance at the ending at Jun. 30, 2021		$ 836		(49,303,692)	(49,302,856)
Balance at the ending (in shares) at Jun. 30, 2021		8,355,393
Net income/loss				19,967,579	19,967,579
Balance at the ending at Sep. 30, 2021		$ 836		(29,336,113)	(29,335,277)
Balance at the ending (in shares) at Sep. 30, 2021		8,355,393
Balance at the beginning at Dec. 31, 2021		$ 836		(28,591,245)	(28,590,409)
Balance at the beginning (in shares) at Dec. 31, 2021		8,355,393
Net income/loss				9,161,468	9,161,468
Balance at the ending at Mar. 31, 2022		$ 836		(19,429,777)	(19,428,941)
Balance at the ending (in shares) at Mar. 31, 2022		8,355,393
Balance at the beginning at Dec. 31, 2021		$ 836		(28,591,245)	(28,590,409)
Balance at the beginning (in shares) at Dec. 31, 2021		8,355,393
Net income/loss					11,452,684
Balance at the ending at Sep. 30, 2022		$ 836		(18,689,431)	(18,688,565)
Balance at the ending (in shares) at Sep. 30, 2022		8,355,393
Balance at the beginning at Mar. 31, 2022		$ 836		(19,429,777)	(19,428,941)
Balance at the beginning (in shares) at Mar. 31, 2022		8,355,393
Net income/loss				1,852,212	1,852,212
Accretion to common stock subject to redemption amount				(440,203)	(440,203)
Balance at the ending at Jun. 30, 2022		$ 836		(18,017,768)	(18,016,932)
Balance at the ending (in shares) at Jun. 30, 2022		8,355,393
Net income/loss				439,004	439,004
Accretion to common stock subject to redemption amount				(1,110,667)	(1,110,667)
Balance at the ending at Sep. 30, 2022		$ 836		$ (18,689,431)	$ (18,688,565)
Balance at the ending (in shares) at Sep. 30, 2022		8,355,393